Auditor fees (Tables)	12 Months Ended
Dec. 31, 2024
Auditor fees
Schedule of auditors remuneration for services provided

	2024	2023	2022

	(€ in thousands)
Audit fees	618	588	512
Audit-related fees	257	—	32
Tax fees	—	—	—
All other fees	—	—	—
	875	588	544